Summary of Activity of RSU and PSU Awards Under the 2019 Plan (Detail) - 2019 Plan - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RSU and PSU
Beginning Balance		625,250	721,901	657,620
Share units granted		282,984	207,790	384,428
Share units vested		(202,694)	(285,688)	(300,404)
Share units forfeited		(1,239)	(18,753)	(19,743)
Ending Balance		704,301	625,250	721,901
Total share units outstanding and expected to vest at period end		668,146
RSU
RSU and PSU
Beginning Balance		343,860	538,341	657,620
Share units granted		137,969	102,956	200,868
Share units vested		(202,694)	(278,684)	(300,404)
Share units forfeited		(1,239)	(18,753)	(19,743)
Ending Balance		277,896	343,860	538,341
PSU
RSU and PSU
Beginning Balance	[1]	281,390	183,560
Share units granted	[1]	145,015	104,834	183,560
Share units vested	[1]		(7,004)
Ending Balance	[1]	426,405	281,390	183,560
RSU and PSU
Weighted average grant date fair value
Beginning Balance		$ 25.37	$ 14.55	$ 11.95
Share units granted		34.86	44.62	16.96
Share units vested		16.85	12.32	12.08
Share units forfeited		35.30	12.70	12.62
Ending Balance		31.62	$ 25.37	$ 14.55
Total share units outstanding and expected to vest at December 31, 2022		$ 31.37

[1]	The grant date fair value of PSU awards granted during 2022, 2021 and 2020 were $42.36 per share, $55.85 per share and $22.06 per share, respectively. On the settlement date for each measurement period of market-based awards, grantees may receive shares equal to 0% to 200% of the awards granted depending upon the achievement of certain market criteria based on the Company’s TSR relative to the peer group during the three-year performance period.